Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 61,686,170	$ 44,560,418		$ 22,295,682
Cost of revenues	(56,543,663)	(40,808,849)		(19,792,424)
Gross profit	5,142,507	3,751,569		2,503,258
Operating expenses
Selling and distribution expenses	(2,562,980)	(4,124,601)		(4,314,001)
General administrative expenses	(7,732,833)	(5,730,142)		(4,423,191)
Share-based compensation		(1,266,890)		(1,973,454)
Total operating expenses	(10,295,813)	(11,121,633)		(10,710,646)
Loss from operations	(5,153,306)	(7,370,064)		(8,207,388)
Other (expense) income
Other income	284,992	127,229		66,226
Gain on disposal of subsidiaries		825,153
Finance costs	(294,140)	(283,521)		(25,992)
Total other (expense) income, net	(9,148)	668,861		40,234
Loss before income taxes	(5,162,454)	(6,701,203)		(8,167,154)
Income taxes
Net loss	(5,162,454)	(6,701,203)		(8,167,154)
Less: Net loss attributable to non-controlling interests	16,010	40,257		127,250
Net loss attributable to shareholders of Webuy Global Ltd	(5,146,444)	(6,660,946)		(8,039,904)
Net loss	(5,162,454)	(6,701,203)		(8,167,154)
Foreign currency translation	(15,055)	(108,688)		(66,023)
Comprehensive loss	(5,177,509)	(6,809,891)		(8,233,177)
Less: Comprehensive loss attributable to non-controlling interests	13,552	37,192		127,339
Comprehensive loss attributable to shareholders of Webuy Global Ltd	$ (5,163,957)	$ (6,772,699)		$ (8,105,838)
Basic loss per ordinary share (in Dollars per share)	$ (0.11)	$ (0.16)	[1]	$ (0.21)	[1]
Basic weighted average number of ordinary shares outstanding (in Shares)	48,825,956	41,667,600	[1]	38,402,000	[1]

[1]	Giving retroactive effect to the share forward split on May 2, 2023.